UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Stafford Capital Management, LLC

                                 Address: 222 Kearny St. Suite 410
                                          San Franciso, CA  94108

                                 13F File Number: 028-05219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Karin M. Blair

Title: C.O.O

Phone: 415-362-6120

Signature, /s/ Karin M. Blair            Place, and Date of Signing: 11/22/05
                                         San Francisco, CA

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 87

Form 13F Information Table Value Total: 73,358,000

List of Other Included Managers:


No.  13F File Number                                         Name

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

Stafford Capital Management

September 30, 2005

                                  Title of                Value    Shares/ Sh/   Put/  Invstmt    Other       Voting Authority
    Name of Issuer                 Class       Cusip     (X$1000)  Prn Amt Prn   Call  Dscretn   Managers    Sole   Shared  None
-----------------------           --------   ---------   --------  ------- ---   ----  -------  ---------- -------- ------ -------
Abbott Labs                        COM       002824100        36       850 SH           SOLE       NO             0            850
Advanced Micro Devices             COM       7903107         658    25,925 SH           SOLE       NO        20,025          5,900
Advent Software Inc.               COM       007974108       489    18,155 SH           SOLE       NO        14,050          4,105
Aeropostale Inc.                   COM       7865108       1,191    56,050 SH           SOLE       NO        56,050              0
Agilent Technologies, Inc.         COM       00846U101         7       228 SH           SOLE       NO             0            228
Airgas, Inc.                       COM       009363102     3,220   108,675 SH           SOLE       NO       101,400          7,275
American Express Co.               COM       025816109        17       300 SH           SOLE       NO           300              0
Amgen                              COM       031162100        16       200 SH           SOLE       NO           200              0
Anglo American PLC                 COM       03485P102       240     7,950 SH           SOLE       NO         7,950              0
Ann Taylor Stores                  COM       036115103     1,402    52,800 SH           SOLE       NO        52,800              0
At Road, Inc.                      COM       04648K105       580   126,325 SH           SOLE       NO       102,175         24,150
Atlas Pipeline Partners, LP        COM       049392103       320     6,550 SH           SOLE       NO         6,550              0
Automatic Data Processing          COM       053015103       833    19,350 SH           SOLE       NO        14,900          4,450
Avid Tech Inc Com                  COM       05367P100     1,435    34,650 SH           SOLE       NO        34,650              0
Bunge Limited                      COM       G16962105       568    10,800 SH           SOLE       NO         8,350          2,450
Burlington Resources, Inc.         COM       122014103        53       650 SH           SOLE       NO           650              0
Cal Dive International             COM       127914109       805    12,700 SH           SOLE       NO        12,700              0
Cardiac Science Corp.              COM       748773108       408    38,100 SH           SOLE       NO        26,113         11,987
Central Garden & Pet Co.           COM       153527106     2,034    44,950 SH           SOLE       NO        41,900          3,050
Charles River Labs                 COM       159864107       520    11,925 SH           SOLE       NO         9,200          2,725
Chesapeake Energy                  COM       165167107       981    25,650 SH           SOLE       NO        19,800          5,850
ChevronTexaco Corporation          COM       166764100       950    14,669 SH           SOLE       NO        12,469          2,200
Colgate Palmolive Company          COM       194162103        32       600 SH           SOLE       NO           600              0
Compugen Ltd.                      COM       M25722105       282    85,300 SH           SOLE       NO        67,200         18,100
Comverse Tech Inc Com Par          COM       205862402       307    11,675 SH           SOLE       NO         9,000          2,675
Cost Plus, Inc.                    COM       221485105     1,474    81,200 SH           SOLE       NO        81,200              0
Cullen/Frost Bankers, Inc.         COM       229899109     2,030    41,150 SH           SOLE       NO        38,825          2,325
Cypress Semiconductor              COM       232806109     1,461    97,050 SH           SOLE       NO        97,050              0
DDI Corp                           COM       233162304        59    72,963 SH           SOLE       NO        72,963              0
Dick's Sporting Goods, Inc.        COM       253393102     1,186    39,375 SH           SOLE       NO        35,200          4,175
Extreme Networks, Inc.             COM       302260106     1,270   285,300 SH           SOLE       NO       285,300              0
Fairchild Semiconductor            COM       303726103     1,397    94,000 SH           SOLE       NO        94,000              0
First Data Corp.                   COM       319963104       572    14,300 SH           SOLE       NO        11,000          3,300
FirstService Corporation           COM       33761N109        16       700 SH           SOLE       NO           700              0
General Electric                   COM       369604103       558    16,564 SH           SOLE       NO        12,650          3,914
HCC Insurance Holdings Inc.        COM       404132102       916    32,100 SH           SOLE       NO        32,100              0
HealthExtras, Inc.                 COM       422211102     1,462    68,400 SH           SOLE       NO        68,400              0
Henry Schein, Inc.                 COM       806407102     1,436    33,700 SH           SOLE       NO        33,700              0
Home Depot                         COM       437076102       602    15,775 SH           SOLE       NO        11,600          4,175
IDX Systems Corp.                  COM       449491109     2,806    64,975 SH           SOLE       NO        60,750          4,225
Ingram Micro Inc.                  COM       457153104     1,621    87,450 SH           SOLE       NO        87,450              0
Jacuzzi Brands, Inc.               COM       469865109     2,130   264,300 SH           SOLE       NO       264,300              0
Johnson & Johnson                  COM       478160104       590     9,328 SH           SOLE       NO         7,228          2,100
Jones Lang LaSalle                 COM       48020Q107     2,032    44,125 SH           SOLE       NO        41,250          2,875
Laureate Education Inc.            COM       518613104     2,355    48,100 SH           SOLE       NO        44,500          3,600
Lucent Technologies                COM       549463107        22     6,750 SH           SOLE       NO         6,750              0
Magellan Midstream Partners, LP    COM       559080106       307     8,950 SH           SOLE       NO         8,950              0
Medtronic, Inc.                    COM       858055106        29       550 SH           SOLE       NO           550              0
Mercury General Corp.              COM       589400100       609    10,150 SH           SOLE       NO         7,750          2,400
Microsoft                          COM       594918104       767    29,800 SH           SOLE       NO        21,400          8,400
MoneyGram International            COM       60935Y109     2,116    97,450 SH           SOLE       NO        90,800          6,650
Murphy Oil Corp.                   COM       626717102       279     5,600 SH           SOLE       NO         4,100          1,500
NVIDIA Corp.                       COM       67066G104       373    10,875 SH           SOLE       NO         8,350          2,525
Nabors Industries                  COM       629568106       129     1,800 SH           SOLE       NO             0          1,800
Navigant Consulting                COM       63935N107     1,447    75,500 SH           SOLE       NO        75,500              0
Network Equipment Technology       COM       641208103        18     3,800 SH           SOLE       NO         3,800              0
Newmont Mining Corp.               COM       651639106       818    17,350 SH           SOLE       NO        13,150          4,200
Norfolk Southern Corporation       COM       655844108       679    16,750 SH           SOLE       NO        13,000          3,750
Oracle Systems                     COM       68389X105        35     2,800 SH           SOLE       NO         2,800              0
Pacific Gas & Electric Co.         COM       69331C108       648    16,500 SH           SOLE       NO        12,750          3,750
Pediatrix Medical Group            COM       705324101     1,540    20,050 SH           SOLE       NO        20,050              0
Peets Coffee & Tea Inc.            COM       705560100        12       400 SH           SOLE       NO           400              0
Plum Creek Timber Company, Inc.    COM       729251108        11       300 SH           SOLE       NO           300              0
Polycom, Inc.                      COM       73172K104     1,260    77,950 SH           SOLE       NO        77,950              0
Polymedica Corp.                   COM       731738100     3,405    97,450 SH           SOLE       NO        90,750          6,700
Psychiatric Solutions, Inc.        COM       74439H108     1,649    30,400 SH           SOLE       NO        30,400              0
Quiksilver, Inc.                   COM       74838C106     1,457   100,800 SH           SOLE       NO       100,800              0
Regis Corp.                        COM       758932107     1,899    50,200 SH           SOLE       NO        46,750          3,450
Rio Tinto PLC ADR                  COM       767204100         8        50 SH           SOLE       NO            50              0
Rohm & Haas Co.                    COM       775371107       500    12,150 SH           SOLE       NO         9,300          2,850
SBC Communications                 COM       78387G103       716    29,875 SH           SOLE       NO        22,225          7,650
Schlumberger, Ltd.                 COM       806857108       690     8,175 SH           SOLE       NO         6,300          1,875
Servicemaster Co.                  COM       81760N109        34     2,500 SH           SOLE       NO         2,500              0
Sports Authority Inc.              COM       84917U109     1,632    55,450 SH           SOLE       NO        55,450              0
Stillwater Mining                  COM       86074Q102         1       100 SH           SOLE       NO           100              0
Streettracks Gold Trust            COM       863307104       536    11,475 SH           SOLE       NO         8,625          2,850
Stride Rite Corp.                  COM       863314100       361    28,175 SH           SOLE       NO        24,150          4,025
Suncor Energy, Inc.                COM       867229106       844    13,950 SH           SOLE       NO        10,750          3,200
Superior Energy Services, Inc.     COM       868157108     1,609    69,700 SH           SOLE       NO        69,700              0
Synagro Technologies, Inc.         COM       871562203       556   118,400 SH           SOLE       NO        92,300         26,100
Tidewater Inc.                     COM       886423102       560    11,925 SH           SOLE       NO         9,200          2,725
U.S. Bancorp                       COM       902973304        11       379 SH           SOLE       NO           379              0
Varian Semiconductor Equiptment    COM       922207105       676    15,950 SH           SOLE       NO        15,950              0
Walgreen Co.                       COM       931422109        35       800 SH           SOLE       NO           800              0
Waste Management Inc.              COM       94106L109       572    20,000 SH           SOLE       NO        15,400          4,600
Zhone Technologies                 COM       98950P108       777   297,900 SH           SOLE       NO       297,900              0
Zoll Medical Corp.                 COM       989922109       374    14,250 SH           SOLE       NO        10,150          4,100

                                                          73,358 3,519,261                                3,287,477        231,784